Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties
26. Related parties
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Mr. Hongdi Brian Gu	Honorary Vice Chairman of the Board and President
Mr. Tao He (4)	Former Senior Vice President
HT Flying Car Inc.	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by the Principal Shareholder
Rockets Capital L.P. (2)	A Partnership Significantly Influenced by the Company
Dogotix (3)	A Company Significantly Influenced by the Principal Shareholder
Dogotix (Hong Kong) Limited (3)	A Company Significantly Influenced by the Principal Shareholder
PX Robotics Inc. (“PX Robotics”) (3)	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd. (“Shenzhen Pengxing”) (3)	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Research (3)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Xuetao (4)	A Company Jointly Controlled by the former Senior Vice President
XProbot Holdings Limited (“XProbot Holdings”)	A Company Controlled by the Principal Shareholder

(1)
Since January 2021, Guangzhou Huitian and Guangdong Huitian were controlled by the principal shareholder. In October 2021, upon the completion of Huitian’s A round of fund raising, Guangzhou Huitian and Guangdong Huitian became significantly influenced by the principal shareholder.

(2)
As of December 31, 2023, the principal shareholder and the President are the shareholders of the General Partner of Rockets Capital L.P. and the President is entitled to appoint one of three directors of the General Partner. The Group, together with its related parties, can exercise significant influence over Rockets Capital L.P
.

(Note 13(iv)).

(3)
Since April 2021, Dogotix, Dogotix (Hong

Kong) Limited, Shenzhen Pengxing, Shenzhen Pengxing Research and PX Robotics were controlled by the principal shareholder. In July 2022, upon the completion of Dogotix’s A round of fund raising, Dogotix, Shenzhen Pengxing and Shenzhen Pengxing Research became significantly influenced by the principal shareholder.

In September 2023, the Group entered into an equity transfer agreement for the acquisition of the 74.82% equity
shares of Dogotix. Upon the completion of the acquisition, Dogotix, Dogotix (Hong

Kong) Limited, Shenzhen Pengxing, Shenzhen Pengxing Research and PX Robotics became subsidiaries wholly controlled by the Group.

(4)
Mr. Tao He joined the Company as senior vice president in January 2015 and was appointed as director in March 2020. In July 2021, he resigned from the directorship with effect from the Global Offering. Since June 2022, he established and jointly controlled Guangzhou Xuetao with 50% equity interests.

He had resigned from senior vice president since April 2023.

(5)	Major transactions with related parties:

(i)	Non-trade in nature
For the years ended December 31, 2021, 2022 and 2023, the interest expenses on the payable due to a company jointly controlled by the former senior vice president
was nil, RMB1,021 and RMB2,402, respectively.
For the years ended December 31, 2021, 2022 and 2023
,
a debt investment was disposed of to a partnership significantly influenced by the Company amounted to nil
,
RMB165,000 and nil, respectively (Note(1
3
)(iii)).
For the year ended December 31, 2023, the consideration related to the acquisition of Dogotix was paid to a company controlled by the principal shareholder amounted to
RMB344,019.

(ii)	Trade in nature
For the years ended December 31, 2021, 2022 and 2023, the rental expenses to a company controlled by the principal shareholder amounted to RMB10,150,

nil and nil, respectively.
For the years ended December 31, 2021, 2022 and 2023, the operation support service provided to companies controlled by the principal shareholder amounted to RMB36,857, RMB31,293 and nil, respectively.
For the years ended December 31, 2021, 2022 and 2023, the operation support service provided to companies significantly influenced by the principal shareholder amounted to RMB2,300, RMB20,210 and RMB14,823, respectively.
For the year ended December 31, 2021, the purchase of fixed assets, the purchase of services, the rental income and the sales income from the companies controlled by the principal shareholder amounted to RMB698, RMB101, RMB862 and RMB140, respectively. For the year ended December 31, 2022, the purchase of fixed assets, the purchase of service and the rental income from the companies controlled by the principal shareholder amounted to nil, nil and RMB55, respectively.

For the year ended December 31, 2023, the rental income from the companies controlled by the principal shareholder amounted to nil.
For the year ended December 31, 2021, the purchase of fixed assets, the purchase of services, the rental income from the companies significantly influenced by the principal shareholder amounted to RMB2,793, RMB54 and RMB40, respectively. For the year ended December 31, 2022, the purchase of fixed assets, the purchase of services, the rental income and the sales income from the companies significantly influenced by the principal shareholder amounted to RMB3,752, RMB663, RMB534 and
RMB
2,167, respectively. For the year ended December 31, 2023, the purchase of fixed assets, the purchase of services, the rental income and the sales income from the companies significantly influenced by the principal shareholder amounted to nil, RMB1,068, RMB306 and RMB1,172, respectively.

(6)	Amounts due from related parties:
As of December 31, 2022, amounts due from related parties represents the receivables for operation support service and sales of goods amounting to RMB44,755 and RMB2,369, respectively, to the companies significantly influenced by the principal shareholder.
As of December 31, 2023, amounts due from related parties represents the receivables for operation support service and sales of goods amounting to RMB12,566 and RMB382, respectively, to the companies significantly influenced by the principal shareholder.

(7)	Amounts due to related parties:
As of December 31, 2022, amounts due to related parties represents: (i) the payables for assets purchased amounting to RMB978 to the companies significantly influenced by the principal shareholder, and (ii) the payable due to a company jointly controlled by the former
senior vice president amounting to RMB28,470, and (iii) the payable for investment amounting to RMB61,663 to a partnership significantly influenced by the Company, which was subsequently paid in January 2023.
As of December 31, 2023, amounts due to related parties represents: (i) the payable due to a company jointly controlled by the former
senior vice president amounted to RMB30,872, and (ii) the advances from the companies significantly influenced by the principal shareholder amounted to RMB8.

(8)	As of December 31, 2022 and 2023, there was an investment commitment of RMB658,160 and RMB541,186 to a partnership significantly influenced by the Company, respectively (Note 2 7 (a)).